New and amended standards adopted by the Group (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets	$ 4,277	$ 4,209	$ 4,081
Accumulated losses and other reserves	(3,205)	(3,139)	(2,994)
(Accumulated losses) Retained earnings	4,081	4,134	4,273	$ 4,094
(Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
(Accumulated losses) Retained earnings	$ (1,798)	$ (1,715)	$ (1,599)	$ (1,904)